OTHER INVESTMENTS	12 Months Ended
Mar. 31, 2021
Disclosure of other investments [Abstract]
OTHER INVESTMENTS
7.	OTHER INVESTMENTS

	March 31, 2021	March 31, 2020
Equity investments designated as FVTOCI
Public companies	$2,966	$6,633
Private companies	2,289	2,117
	5,255	8,750
Equity investments designated as FVTPL
Public companies	10,478	-
Total	$15,733	$8,750

Investments in publicly traded companies represent equity interests of other publicly-trading mining companies that the Company has acquired through the open market or through private placements. Investment in equity instruments that are held for trading are classified as FVTPL. For other investment in equity instruments, the Company can make an irrevocable election, on an instrument-by-instrument basis, to designate them as FVTPL or FVTOCI.

The continuity of such investments is as follows:

		Accumulated fair	Accumulated fair
		value change	value change
	Fair Value	included in OCI	included in P&L
April 1, 2019	$9,253	$(35,128)	$-
Gain on equity investments	249	249	-
Acquisition	7,851	-	-
Disposal	(8,454)	-	-
Impact of foreign currency translation	(149)	-	-
March 31, 2020	$8,750	$(34,879)	$-
Gain on equity investments designated as FVTOCI	12,069	12,069	-
Gain on equity investments designated as FVTPL	7,188	-	7,188
Acquisition	12,708	-	-
Disposal	(19,301)	-	-
Reclassified to short-term investments	(7,511)	-	-
Impact of foreign currency translation	1,830	-	-
March 31, 2021	$15,733	$(22,810)	$7,188

On April 26, 2020, the Company entered into a definitive agreement with Guyana Goldfields Inc. (“Guyana Goldfields”), and subsequently amended on May 16, 2020 (collectively, the “Arrangement Agreement”) to acquire all of the issued and outstanding shares of Guyana Goldfields. On June 10, 2020, Guyana Goldfield terminated the Arrangement Agreement and paid the Company a break fee of $6,497 (CAD$9,000). The gain was recorded as a recovery of property evaluation and business development expense on the consolidated statements of income to net off related expenditure and cost. The fair value of the shares of Guyana Goldfields was reclassified to short-term investments from other investments during the year. All shares of Guyana Goldfields held by the Company were disposed during the year, and a gain of $15,430 was realized.